Fixed Assets (Details) - Schedule of Accumulated Depreciation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accumulated Depreciation [Line Items]
Balances	$ (524,459)	$ (483,847)
Depreciation charges in the period	(60,641)	(59,055)
Sales and disposals in the period	23,155	18,443
Other	64	0
Balances	(561,881)	(524,459)
Buildings
Schedule of Accumulated Depreciation [Line Items]
Balances	(173,263)	(165,563)
Depreciation charges in the period	(20,334)	(21,603)
Sales and disposals in the period	9,443	13,903
Other	(1,339)	0
Balances	(185,493)	(173,263)
Land
Schedule of Accumulated Depreciation [Line Items]
Balances	0	0
Depreciation charges in the period	0	0
Sales and disposals in the period	0	0
Other	0	0
Balances	0	0
Equipment
Schedule of Accumulated Depreciation [Line Items]
Balances	(275,287)	(247,744)
Depreciation charges in the period	(35,154)	(28,674)
Sales and disposals in the period	9,072	1,131
Other	1,396	0
Balances	(299,973)	(275,287)
Others
Schedule of Accumulated Depreciation [Line Items]
Balances	(75,909)	(70,540)
Depreciation charges in the period	(5,153)	(8,778)
Sales and disposals in the period	4,640	3,409
Other	7	0
Balances	$ (76,415)	$ (75,909)